Vanguard Advice Select Dividend Growth Fund

Supplement Dated December 19, 2025, to the Prospectus and Summary Prospectus Dated February 28, 2025

Important Changes to Vanguard Advice Select Dividend Growth Fund (the “Fund“)

Effective today, Donald J. Kilbride has stepped down as co-portfolio manager of the Fund. Peter C. Fisher will remain as the Fund’s sole portfolio manager.

The Fund’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

All references to Mr. Kilbride are hereby deleted in their entirety.

© 2025 The Vanguard Group, Inc. All rights reserved.	PS 4435A 122025
Vanguard Marketing Corporation, Distributor.

Vanguard Whitehall Funds

Supplement Dated December 19, 2025, to the Statement of Additional Information Dated February 28, 2025

Important Changes to Vanguard Advice Select Dividend Growth Fund (the “Fund”)

Effective today, Donald J. Kilbride has stepped down as co-portfolio manager of the Fund. Peter C. Fisher will remain as the Fund’s sole portfolio manager.

The Fund’s investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

All references to Mr. Kilbride are hereby deleted in their entirety.

© 2025 The Vanguard Group, Inc. All rights reserved.	SAI 4435A 122025
Vanguard Marketing Corporation, Distributor.